Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013
Supplemental Cash Flow Information
10.	SUPPLEMENTAL CASH FLOW INFORMATION
Supplemental cash flow information is as follows:

	Six months ended
	June 28, 2014	June 29, 2013
Cash payments:
Interest	$25,881	$31,439
Income taxes	1,320	653

(16) Supplemental Cash Flow Information

Supplemental cash flow information for the years ended December 28, 2013, December 29, 2012 and December 31, 2011 is as follows:

	2013	2012	2011
Cash payments:
Interest	$52,001	$36,357	$41,790
Income taxes	457	799	5,608

Continental Cement Company, L.L.C. [Member]
Supplemental Cash Flow Information
(11)	Supplemental Cash Flow Information

Supplemental cash flow information is as follows for the years ended December 28, 2013, December 31, 2012 and December 31, 2011:

	2013	2012	2011
Cash paid for interest	$11,488	$7,353	$12,946
Non cash financing activities:
Proceeds on borrowings due to Summit Materials	$—	$156,842	$—
Repayment by Summit Materials of long-term debt and accrued interest	—	(156,842)	—